                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         J.H. Whitney Capital Partners, LLC
                 ----------------------------------
   Address:      130 Main Street
                 ----------------------------------
                 New Canaan, CT 06840
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael C. Salvator
         -------------------------------
Title:   Manager
         -------------------------------
Phone:   203-716-6100
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael C. Salvator          New Canaan, CT   February 12, 2013
   -------------------------------    -----------------  -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    13F File Number        Name

    28-
       ---------------     ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 1
                                        --------------------

Form 13F Information Table Value Total: $225,676
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

                             13F INFORMATION TABLE
                               DECEMBER 31, 2012


      COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4    COLUMN 5                  COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                            TITLE OF             VALUE     SHARES OR           PUT/   INVESTMENT    OTHER     ----------------------
NAME OF ISSUER               CLASS      CUSIP   (x$1000)    PRN AMT    SH/PRN  CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
IGNITE RESTAURANT GROUP, INC.  COM    451730105  225,676  17,359,690     SH             DEFINED             17,359,690